Interim Condensed Consolidated Balance Sheets (Unaudited) - CNY (¥) ¥ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		¥ 133,117	¥ 243,392
Short-term investments		71,494	21,474
Accounts receivable, net		639,233	466,066
Prepayments and other current assets		52,912	49,321
Total current assets		896,756	780,253
Non-current assets:
Restricted cash		5,000	5,000
Property, equipment and leasehold improvement, net		2,479	1,667
Intangible assets, net		7,000	8,050
Right-of-use assets		10,021	10,249
Goodwill		84,609	84,609
Other non-current assets		3,908	4,149
Total non-current assets		113,017	113,724
TOTAL ASSETS		1,009,773	893,977
Current liabilities
Accounts payable		467,552	316,868
Short-term borrowings	[1]	15,000	20,000
Contract liabilities		3,274	4,295
Salary and welfare benefits payable		73,313	73,609
Tax payable		875	950
Accrued expenses and other current liabilities		23,452	25,759
Short-term lease liabilities		4,730	3,951
Warrant		1	850
Total current liabilities		646,998	501,533
Non-current liabilities
Deferred tax liabilities		1,750	2,013
Long-term lease liabilities		4,485	5,398
Deferred revenue		1,432	1,432
Warrant		2,921	5,419
Total non-current liabilities		10,588	14,262
TOTAL LIABILITIES		657,586	515,795
Commitments and contingencies (Note 19)
SHAREHOLDERS’ EQUITY :
Ordinary shares (US$ 0.00001 par value, 5,000,000,000 and 5,000,000,000 shares (4,000,000,000 Class A ordinary shares and 1,000,000,000 Class B ordinary shares) authorized as of December 31, 2023 and June 30, 2024, respectively; 75,440,709 and 77,846,610 shares (59,250,106 Class A ordinary shares and ID="xdx_900_eus-gaap--CommonStockSharesIssu	[2]	5	5
Treasury stock		(1,025)	(1,025)
Additional paid-in capital		2,518,989	2,491,873
Accumulated deficit		(2,168,693)	(2,113,821)
Accumulated other comprehensive income		2,911	1,150
TOTAL SHAREHOLDERS’ EQUITY:		352,187	378,182
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY		1,009,773	893,977
Related Party [Member]
Current liabilities
Amounts due to related party		¥ 58,801	¥ 55,251

[1]	On June 14, 2023, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 13, 2025 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB4.0 million and RMB6.0 million on June 29, 2023, respectively. The loans of RMB 4.0 million and RMB6.0 million were repaid on June 13, 2024. There are no financial covenants for the credit facility.
[2]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).